Other Equity Instruments - Summary of Coupon Details - Junior Perpetual Capital Securities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other equity instruments [line items]
Borrowings		€ 3,013	€ 2,356
Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Borrowings		781	745
Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Borrowings		€ 923	923	€ 923
Junior perpetual capital securities [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate		floating CMS rate
Borrowings currency		USD
Coupon date, as of		Quarterly, July 15
Year of next call		2025
Borrowings		€ 402	402	402
Junior perpetual capital securities [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Coupon rate		floating DSL rate
Borrowings currency		EUR
Coupon date, as of		Quarterly, July 15
Year of next call		2025
Borrowings		€ 521	521	€ 521
Junior perpetual capital securities [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Borrowings		€ 923	923
Junior perpetual capital securities [member] | Aegon Ltd. [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	[1]	floating CMS rate
Borrowings currency		USD
Coupon date, as of		Quarterly, July 15
Year of next call		2025
Borrowings		€ 402	402
Junior perpetual capital securities [member] | Aegon Ltd. [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	[2]	floating DSL rate
Borrowings currency	[3]	EUR
Coupon date, as of		Quarterly, July 15
Year of next call		2025
Borrowings		€ 521	€ 521

[1]	The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the aggregate of (i) the 10-year USD SOFR ICE swap rate, (ii) a spread adjustment of 29 basis points and (iii) a credit spread of 10 basis points, with a maximum of 8.5%.
[2]	The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing 10-year Dutch government bond yield plus a spread of 10 basis points, with a maximum of 8%.
[3]	On April 5, 2022 Aegon completed a tender offer buying back EUR 429 million of perpetual capital securities, part of the EUR 950 million notes issued in 2004.